Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
November 30, 2025
BRO-NPRT3-0126
1.810691.121
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Brookfield Asset Management Ltd Class A (United States)	263,300	13,886,442
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A (a)	486,172	7,326,612
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (b)(c)	103,613	1,712,037
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	29,400	1,018,287
UNITED KINGDOM - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
ICG PLC	461,400	12,679,277
UNITED STATES - 96.8%
Financials - 96.8%
Capital Markets - 91.1%
Ameriprise Financial Inc	95,600	43,568,744
Ares Management Corp Class A	416,600	65,343,710
BGC Group Inc Class A	2,198,700	19,128,690
Blackrock Inc	24,300	25,449,390
Blackstone Inc	371,700	54,424,314
Blue Owl Capital Inc Class A (a)	4,241,000	63,615,000
Carlyle Group Inc/The	540,400	29,468,012
Cboe Global Markets Inc	100,538	25,955,895
Charles Schwab Corp/The	840,861	77,973,041
CME Group Inc Class A	110,800	31,185,768
Coinbase Global Inc Class A (d)	134,400	36,667,008
Evercore Inc Class A	65,200	20,868,564
Galaxy Digital Inc Class A	182,500	4,852,675
Houlihan Lokey Inc Class A	71,300	12,506,020
Interactive Brokers Group Inc Class A	540,500	35,143,310
Intercontinental Exchange Inc	402,700	63,344,710
Jefferies Financial Group Inc	295,300	16,997,468
KKR & Co Inc Class A	576,475	70,508,657
LPL Financial Holdings Inc	109,700	39,057,588
MarketAxess Holdings Inc	81,900	13,422,591
Moelis & Co Class A	98,300	6,307,911
Moody's Corp	190,400	93,444,513
MSCI Inc	44,900	25,311,028
Nasdaq Inc	310,700	28,248,844
Open Lending Corp (d)	171,300	327,183
P10 Inc Class A	174,100	1,633,058
PJT Partners Inc Class A (a)	72,112	12,115,537
Raymond James Financial Inc	213,600	33,436,944
Robinhood Markets Inc Class A (d)	498,000	63,988,020
S&P Global Inc	111,100	55,420,013
SEI Investments Co	129,200	10,447,112
StepStone Group Inc Class A	182,400	11,520,384
TPG Inc Class A (a)	321,500	18,994,220
Tradeweb Markets Inc Class A	165,500	18,016,330
		1,128,692,252
Financial Services - 5.7%
Apollo Global Management Inc	539,761	71,167,488
TOTAL UNITED STATES		1,199,859,740
TOTAL COMMON STOCKS (Cost $698,915,066)		1,236,482,395

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	3,886,666	3,887,443
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	64,339,669	64,346,103
TOTAL MONEY MARKET FUNDS (Cost $68,233,546)			68,233,546

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $767,148,612)	1,304,715,941
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(64,339,282)
NET ASSETS - 100.0%	1,240,376,659

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,712,037 or 0.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,712,037 or 0.1% of net assets.

(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $10,579,885.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	117,789,548	113,902,200	105,391	95	-	3,887,443	3,886,666	0.0%
Fidelity Securities Lending Cash Central Fund	98,917,912	834,255,225	868,826,795	36,541	(239)	-	64,346,103	64,339,669	0.2%
Total	98,917,912	952,044,773	982,728,995	141,932	(144)	-	68,233,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.